Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Stephens Investment Management Group, LLC (SIMG), to the Fund’s investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund’s assets.

SIMG and the Fund’s six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor	Admiral
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor	Admiral
	Shares	Shares
Management Expenses	0.48%	0.32%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses[1]	0.51%	0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$52	$164	$285	$640
Admiral Shares	$35	$109	$191	$431

The following is added under the heading “Investment Advisors” on page 4:

Stephens Investment Management Group, LLC.

Within the same section, the following is added under “Portfolio Managers”:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has managed a portion of the Fund since 2013.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund’s expense ratios would be as follows: for Investor Shares, 0.51%, or $5.10 per $1,000 of average net assets; for Admiral Shares, 0.34%, or $3.40 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2012 was 1.47%, or $14.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Stephens Investment Management Group, LLC (SIMG), employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth. While there are two screens, there are common elements in both types of stocks that SIMG seeks, such as higher forward growth rates, above-median price-to-earnings ratios, higher return on equity, and positive earnings revisions.

In the Investment Advisors section, the following is added:

• Stephens Investment Management Group, LLC, 111 Center Street, Suite 860, Little Rock, AR 72201, is an investment advisory firm founded in 2005. As of April 30, 2013, SIMG managed approximately $1.5 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services to the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has worked in investment management since 1995; has been with SIMG since 2005; and has managed a portion of the Fund since 2013.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 24 082013

Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Stephens Investment Management Group, LLC (SIMG), to the Fund’s investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund’s assets.

SIMG and the Fund’s six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.48%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.51%
1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

The following is added under the heading “Investment Advisors” on page 4:

Stephens Investment Management Group, LLC.

Within the same section, the following is added under “Portfolio Managers”:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has managed a portion of the Fund since 2013.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund Investor Shares’ expense ratio would be 0.51%, or $5.10 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2012 was 1.47%, or $14.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Stephens Investment Management Group, LLC (SIMG), employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth. While there are two screens, there are common elements in both types of stocks that SIMG seeks, such as higher forward growth rates, above-median price-to-earnings ratios, higher return on equity, and positive earnings revisions.

In the Investment Advisors section, the following is added:

• Stephens Investment Management Group, LLC, 111 Center Street, Suite 860, Little Rock, AR 72201, is an investment advisory firm founded in 2005. As of April 30, 2013, SIMG managed approximately $1.5 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services to the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has worked in investment management since 1995; has been with SIMG since 2005; and has managed a portion of the Fund since 2013.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 24 082013

Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Stephens Investment Management Group, LLC (SIMG), to the Fund’s investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund’s assets.

SIMG and the Fund’s six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under “Fees and Expenses” are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.32%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

The following is added under the heading “Investment Advisors” on page 4:

Stephens Investment Management Group, LLC.

Within the same section, the following is added under “Portfolio Managers”:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has managed a portion of the Fund since 2013.

Prospectus Text Changes

In the More on the Fund section, the text in the “Plain Talk About Fund Expenses” is restated as follows:

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Explorer Fund Admiral Shares’ expense ratio would be 0.34%, or $3.40 per $1,000 of average net assets. The average expense ratio for small-cap growth funds in 2012 was 1.47%, or $14.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

In the More on the Fund section, under “Security Selection,” the following is added:

Stephens Investment Management Group, LLC (SIMG), employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth. While there are two screens, there are common elements in both types of stocks that SIMG seeks, such as higher forward growth rates, above-median price-to-earnings ratios, higher return on equity, and positive earnings revisions.

In the Investment Advisors section, the following is added:

• Stephens Investment Management Group, LLC, 111 Center Street, Suite 860, Little Rock, AR 72201, is an investment advisory firm founded in 2005. As of April 30, 2013, SIMG managed approximately $1.5 billion in assets.

Also in the Investment Advisors section, the following replaces similar text:

The Fund pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for SIMG). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease. Vanguard provides investment advisory services to the Fund on an at-cost basis.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Fund:

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has worked in investment management since 1995; has been with SIMG since 2005; and has managed a portion of the Fund since 2013.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 5024 082013

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 26, 2013

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the introductory text on page B-33 is revised to indicate that the Trust currently uses seven investment advisors, and the following is added:

• Stephens Investment Management Group, LLC (SIMG), provides investment advisory services for a portion of Vanguard Explorer Fund.

Within the same section, the following replaces similar text:

The Fund pays each of its independent third-party investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2500 Growth Index (for Kalmar, SIMG, and Wellington Management), the Russell 2000 Growth Index (for Chartwell), a 50/50 blend of the Russell 2000 Growth Index and the Russell 2500 Growth Index (for Granahan), or a 50/50 blend of the Russell 2500 Index and the Russell 2500 Growth Index (for Century Capital) over the preceding 36-month period (60-month period for SIMG). Vanguard provides advisory services for a portion of the Fund on an at-cost basis.

Within the same section, the following is added:

Stephens Investment Management Group, LLC (SIMG)

SIMG, located in Little Rock, Arkansas, is a subsidiary of Stephens Investments Holdings (“SIH”), a privately held and family-owned company.

1. Other Accounts Managed

Ryan E. Crane manages a portion of Vanguard Explorer Fund; as of April 30, 2013, the Fund held assets of $10 billion. As of April 30, 2013, Mr. Crane also managed two other registered investment companies with total assets of $388.3 million (advisory fees not based on account performance), and 45 other pooled investment vehicles with total assets of $1.1 billion (advisory fee based on account performance for one of these accounts with total assets of $308 million).

2. Material Conflicts of Interest

SIMG manages a number of separate accounts and two other registered investment companies that utilize similar investment strategies as the Fund. Most of these separate accounts are charged an asset-based fee by SIMG, but two of the accounts are charged a performance fee. The firm has established policies and procedures to address the potential conflicts of interest inherent in managing portfolios for multiple clients. These policies and procedures are designed to prevent and detect favorable treatment of one account over another, and include policies for allocating trades equitably across multiple accounts, monitoring the composition of client portfolios to ensure that each reflects the investment profile of that client, and reviewing the performance of accounts of similar styles. Additionally, each employee of SIMG is bound by its Code of Ethics, which establishes policies and procedures designed to ensure that clients’ interests are placed before those of an individual or the firm.

3. Description of Compensation

All SIMG Portfolio Managers receive compensation in the form of a fixed salary and performance bonus. The performance bonus can represent a significant portion of the total compensation. The amount of a Portfolio Manager’s bonus is a function of SIMG products’ asset weighted 1-, 3-, and 5-year performance relative to the appropriate benchmark and peer group. Portfolio Managers with sector-specific responsibilities receive a portion of their bonus based on performance contribution and attribution analysis based on each individual’s performance within their respective sectors. Mr. Crane’s bonus as team leader is more a function of the product’s performance (in the manner described above), and less sensitive to individual stock picks. His bonus also has a subjective portion that is related in part to SIMG’s level of profitability. Each member of the portfolio management team is a shareholder of Class B shares of SIMG and receives a portion of the overall net profits of SIMG. Performance is measured over the most recent calendar year.

4. Ownership of Securities

As of April 30, 2013, Mr. Crane did not own any shares of the Fund.

Also in the Investment Advisory Services section, “Duration and Termination of Investment Advisory Agreements” on page B-41 is replaced with the following: The current investment advisory agreements with Century Capital, Chartwell, Granahan, Kalmar, and Wellington Management are renewable for successive one-year periods, only if (1) each renewal is approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval; or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor (sixty (60) days’ written notice for Chartwell), (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor (60 days’ written notice for Chartwell), or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

The initial investment advisory agreement with SIMG is binding for a two-year period. At the end of that time, the agreement will become renewable for successive one-year periods, subject to the above conditions.

Vanguard provides at-cost investment advisory services to the Fund pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 024A 082013